Investments Accounted for Using the Equity Method (Investment in Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Share of profit	¥ 14,933	¥ 49,153	¥ 46,663
Joint ventures [member]
Disclosure of joint ventures [line items]
As at 1 January	276,043	241,674
Addition (note i)	200,000	50,000
Share of profit	14,933	49,153
Cash dividends distribution	(14,215)	(64,784)
As at 31 December	¥ 476,761	¥ 276,043	¥ 241,674